Subsequent Events - Additional Information (Detail) - USD ($) $ in Millions	Jan. 04, 2022	Feb. 16, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Business acquisition, transaction costs		$ 1.7	$ 24.2
Subsequent Event [Member] | Acquired Companies [Member]
Subsequent Event [Line Items]
Percentage of acquired ownership		100.00%
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member] | Service Condition [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ 21.7
Stock Issued During Period, Value, Restricted Stock Award, Gross	3.1
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member] | Service and Performance Conditions [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	11.6
Stock Issued During Period, Value, Restricted Stock Award, Gross	0.8
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member] | Performance Conditions [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Value, Restricted Stock Award, Gross	$ 0.8